Derivative financial instruments - Hedged items in fair value hedges (Details) - Fair value hedges [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through other comprehensive income [member] | Interest rate risk [member]
Assets
Carrying amount, assets		£ 32,169	£ 30,108
Accumulated fair value hedge adjustment included in carrying amount		922	416
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship		494	(21)
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness		2,046	(96)
Hedge ineffectiveness recognised in the income statement	[1]	(4)	17
Financial assets at fair value through other comprehensive income [member] | Inflation risk [member]
Assets
Carrying amount, assets		7,811	2,907
Accumulated fair value hedge adjustment included in carrying amount		87	(20)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship		0	0
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness		111	(50)
Hedge ineffectiveness recognised in the income statement	[1]	(16)	(18)
Loans and advances [member] | Financial assets at amortised cost [member] | Interest rate risk [member]
Assets
Carrying amount, assets		8,442	7,106
Accumulated fair value hedge adjustment included in carrying amount		694	(363)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship		(643)	(626)
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness		1,030	(568)
Hedge ineffectiveness recognised in the income statement	[1]	76	37
Loans and advances [member] | Financial assets at amortised cost [member] | Inflation risk [member]
Assets
Carrying amount, assets		525	512
Accumulated fair value hedge adjustment included in carrying amount		325	312
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship		0	0
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness		(2)	2
Hedge ineffectiveness recognised in the income statement	[1]	1	(1)
Debt securities [member] | Financial liabilities at amortised cost [member] | Interest rate risk [member]
Liabilities
Carrying amount, liabilities		55,589	(53,935)
Accumulated fair value hedge adjustment included in carrying amount		(1,574)	(289)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship		(75)	(256)
Change in fair value used as a basis to determine hedge ineffectiveness		(1,445)	549
Hedge ineffectiveness recognised in the income statement	[1]	(13)	£ (34)
Debt securities [member] | Financial assets at amortised cost [member] | Interest rate risk [member]
Assets
Carrying amount, assets		2,974
Accumulated fair value hedge adjustment included in carrying amount		(1)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship		0
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness		(1)
Hedge ineffectiveness recognised in the income statement	[1]	0
Debt securities [member] | Financial assets at amortised cost [member] | Inflation risk [member]
Assets
Carrying amount, assets		2,258
Accumulated fair value hedge adjustment included in carrying amount		(41)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship		0
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness		(41)
Hedge ineffectiveness recognised in the income statement	[1]	£ 1

[1]	Hedge ineffectiveness is recognised in net interest income.